Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[4] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)[7]	EPS[8] ($)
					Total Shareholder Return[5] ($)	2025 Peer Group Total Shareholder Return[6] ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	26,181,461	45,529,360	4,708,780	7,329,519	300	179	1,170	9.16
2024	20,974,319	63,012,160	4,742,181	10,119,401	251	193	1,056	7.56
2023	15,493,240	26,664,494	3,457,624	5,595,542	167	159	815	5.92
2022	11,685,472	14,962,045	2,629,586	3,049,535	131	135	633	4.86
2021	11,027,238	15,961,883	3,806,454	3,565,170	120	150	558	4.26

Company Selected Measure Name	djusted earnings per diluted share
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Rafael Santana (our Principal Executive Officer ”PEO“) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The 2025 Peer Group is the same as the 2024 Peer Group. The peer group used for this purpose is our peer group of manufacturing companies which consists of the following publicly traded companies: AGCO, AMETEK, CSX, Dover, Eaton Corporation, Emerson Electric, Illinois Tool Works, Ingersoll-Rand, Jacobs Solutions, Norfolk Southern, Oshkosh, Parker-Hannifin Corporation, Rockwell Automation, Snap-On Inc, Stanley Black & Decker, Textron, Timken Company, Transdigm Group, and Xylem.
(7)The dollar amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

PEO Total Compensation Amount	$ 26,181,461	$ 20,974,319	$ 15,493,240	$ 11,685,472	$ 11,027,238
PEO Actually Paid Compensation Amount	$ 45,529,360	63,012,160	26,664,494	14,962,045	15,961,883
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Santana, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santana during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Santana’s total compensation for the most recent fiscal year to determine the compensation actually paid (see our prior proxy statements for adjustments made for prior years in the table above):

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards[a] ($)	Equity Award Adjustment[b] ($)	Compensation Actually Paid to PEO ($)

2025	26,181,461	(20,027,022)	39,374,921	45,529,360
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the most recent fiscal year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the most recent fiscal year are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	30,584,358	7,997,979	—	708,535	—	84,049	39,374,921

Non-PEO NEO Average Total Compensation Amount	$ 4,708,780	4,742,181	3,457,624	2,629,586	3,806,454
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,329,519	10,119,401	5,595,542	3,049,535	3,565,170
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Santana), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Santana) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Santana) for the most recent fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments[a] ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,708,780	(2,454,014)	5,074,754	7,329,519
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Covered Year[a] ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2025	3,747,679	1,207,049	—	111,001	—	9,025	5,074,754

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

EPS	EBIT Margin %	Return on Invested Capital
Annual and Cumulative Cash Conversion	Cash from Operating Activities	Relative TSR

Total Shareholder Return Amount	$ 300	251	167	131	120
Peer Group Total Shareholder Return Amount	179	193	159	135	150
Net Income (Loss)	$ 1,170,000,000	$ 1,056,000,000	$ 815,000,000	$ 633,000,000	$ 558,000,000
Company Selected Measure Amount	9.16	7.56	5.92	4.86	4.26
PEO Name	Rafael Santana
Additional 402(v) Disclosure	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Santana, who has served as our CEO since July 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Santana) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (ii) for 2024, John Olin, David L. DeNinno, Pascal Schweitzer, and Nicole Theophilus; (iii) for 2023, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (iv) for 2022, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt, and (v) for 2021, John Olin, David L. DeNinno, Pascal Schweitzer, Eric Gebhardt, Patrick D. Dugan.Cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period based on a deemed fixed investment of $100 at the beginning of such period.
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description	EPS means our “adjusted earnings per diluted share” calculated as U.S. GAAP earnings per diluted share, adjusted for non-cash amortization expense and certain restructuring costs. This is a non-GAAP financial measure. See page A-1 for a reconciliation to the most directly comparable financial measure calculated under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT Margin %
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Annual and Cumulative Cash Conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Cash from Operating Activities
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,027,022)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,374,921
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,584,358
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,997,979
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	708,535
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,049
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,454,014)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,074,754
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,747,679
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,207,049
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,001
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,025